Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

NYSE

[redacted]

05073788

1-32677

December 7, 2005

RECEIVED
DEC 0 7 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ADVANTAGE ENERGY INCOME FUND, Trust Units and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on December 6, 2005. Tentative listing date – December 9, 2005.

Sincerely,

Paras Madho

PROCESSED
DEC 0 8 2005
THOMSON FINANCIAL